Related Party Transactions (Schedule Of Compensation Expense Of Key Management Personnel And Board Of Directors) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Related Party Transactions [Abstract]
Short-term employee benefits	$ 17	$ 29
Post-employment pension benefits	3	9
Termination benefits	11	0
Share-based compensation	6	2
Total compensation	$ 37	$ 40